PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net
Gross	$ 2,194,865,474	$ 1,645,431,032
Less: Accumulated depreciation	(651,156,298)	(517,481,282)
Total	1,543,709,176	1,127,949,750
Construction in progress	318,426,324	125,592,941
Property, plant and equipment, net	1,862,135,500	1,253,542,691
Depreciation of property, plant and equipment	133,956,509	107,185,306	$ 115,964,302
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	675,674,184	563,550,148
Property, plant and equipment acquired under capital leases
Gross	35,492,129
Less: Accumulated depreciation	(243,627)
Property, plant and equipment, net	35,248,502
Buildings
Property and equipment, net
Gross	244,321,889	214,327,475
Plant and machinery
Property and equipment, net
Gross	1,122,738,331	991,407,500
Property, plant and equipment acquired under capital leases
Gross	35,492,129
Solar energy projects
Property and equipment, net
Gross	704,107,567	324,703,525
Less: Accumulated depreciation	(23,040,017)	(5,959,559)
Construction in progress	126,826,560	66,733,408
Property, plant and equipment, net	807,894,110	385,477,374
Motor vehicles
Property and equipment, net
Gross	4,011,594	3,753,834
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 119,686,093	$ 111,238,698